STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity
The following is a summary of the Company’s subsidiary stock options issued and outstanding:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2017	290,500	$0.01
Options granted	-	-
Options exercised	-	-
Forfeited	-	-
Options outstanding , end of the year	290,500	$0.01	8.5 years

Options exercisable, as of December 31, 2018	130,250	$0.01	8.5 years

Schedule of nonvested share activity
Non-vested options consist of the following:

	Number of	Weighted average
	options	exercise price
Non-vested opions, as of December 31, 2017	233,500	$0.01
Granted	-	-
Vested	(73,250)	-
Forfeited	-	-
Non-vested options, as of December 31, 2018	160,250	$0.01